UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Kenneth L. Greenberg, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31, 2006

Date of reporting period:	September 30, 2006

ILA PRIME OBLIGATIONS PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Bank Note — 0.5%
National City Bank
$3,000,000	4.79%	01/16/2007	$3,000,000
Commercial Paper — 47.9%
Adirondack Corp.
$5,000,000	5.36%	11/03/2006	$4,975,433
5,000,000	5.30	12/07/2006	4,950,681
Altius I Funding Corp.
5,550,000	5.30	11/17/2006	5,511,597
Amstel Funding Corp.
5,000,000	5.28	12/01/2006	4,955,267
Aspen Funding Corp.
5,000,000	5.27	12/13/2006	4,946,568
5,000,000	5.27	12/14/2006	4,945,887
Atlantis One Funding Corp.
10,000,000	5.28	11/16/2006	9,932,597
Austra Corp.
9,650,000	5.28	10/03/2006	9,647,169
5,000,000	5.28	10/10/2006	4,993,400
5,000,000	5.28	10/12/2006	4,991,933
5,000,000	5.28	10/20/2006	4,986,067
CC USA, Inc.
4,000,000	5.30	12/01/2006	3,964,078
5,000,000	5.25	01/29/2007	4,912,500
Citibank Credit Card Issuance Trust (Dakota Corp.)
5,000,000	5.41	10/16/2006	4,988,729
5,000,000	5.37	11/01/2006	4,976,879
5,000,000	5.28	11/06/2006	4,973,625
Compass Securitization LLC
7,500,000	5.30	11/15/2006	7,450,312
Concord Minutemen Capital Co. LLC
5,000,000	5.28	11/16/2006	4,966,267
10,000,000	5.27	01/19/2007	9,838,972
Crown Point Capital Co. LLC
5,000,000	5.29	11/08/2006	4,972,081
Curzon Funding LLC
10,000,000	5.28	11/21/2006	9,925,200
Davis Square Funding V (Delaware) Corp.
5,000,000	5.40	11/01/2006	4,976,750
Davis Square Funding VI (Delaware) Corp.
10,000,000	5.32	11/02/2006	9,952,711
Dorada Finance Inc.
5,000,000	5.25	01/29/2007	4,912,500
Fountain Square Commercial Funding Corp.
5,000,000	5.28	11/17/2006	4,965,533
G Street Finance (Delaware) Corp.
5,000,000	5.33	11/10/2006	4,970,389
5,000,000	5.30	12/06/2006	4,951,417
Gemini Securitization Corp.
10,000,000	5.28	11/27/2006	9,916,400
KLIO II Funding Corp.
5,000,000	5.29	10/10/2006	4,993,387
7,059,000	5.28	10/19/2006	7,040,364

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper — (continued)
Lake Constance Funding Ltd.
$10,000,000	5.27%	12/14/2006	$9,891,672
Landale Funding Ltd.
10,000,000	5.28	12/20/2006	9,882,667
Legacy Capital Co. LLC
10,000,000	5.27	01/10/2007	9,852,147
Lehman Brothers Holdings, Inc.
10,000,000	5.24	05/11/2007	9,676,867
Mane Funding Corp.
5,000,000	5.40	10/24/2006	4,982,750
15,553,000	5.28	11/20/2006	15,438,945
5,000,000	5.28	11/21/2006	4,962,600
Monument Gardens Funding
5,000,000	5.28	10/23/2006	4,983,867
2,742,000	5.28	12/15/2006	2,711,838
5,000,000	5.29	12/20/2006	4,941,222
5,000,000	5.29	12/21/2006	4,940,488
Newport Funding Corp.
5,000,000	5.27	12/13/2006	4,946,619
Thames Asset Global Securitization
15,000,000	5.28	11/20/2006	14,890,000
United Parcel Service, Inc.
3,000,000	5.21	07/31/2007	2,868,448

Total Commercial Paper			$287,454,823
Certificates of Deposit — 4.7%
Bank of New York
$3,000,000	4.76%	12/05/2006	$3,000,000
Citibank, N.A.
10,000,000	5.35	11/22/2006	10,000,000
Suntrust Bank
5,000,000	4.73	11/27/2006	4,999,825
Wells Fargo Bank
3,000,000	4.74	01/10/2007	3,000,000
2,000,000	4.78	01/24/2007	1,999,813
2,000,000	5.06	02/26/2007	2,000,000
3,000,000	5.60	07/19/2007	3,000,000

Total Certificates of Deposit			$27,999,638

Government Agency Security — 0.5%
FHLB
$3,000,000	5.55%	08/08/2007	$2,999,489

Master Demand Note — 1.7%
Bank of America Securities LLC
$10,000,000	5.45%	10/27/2006	$10,000,000

Medium Term Note — 0.8%
Wal-Mart Stores, Inc.
$5,000,000	5.50%	07/16/2007	$5,002,541

ILA PRIME OBLIGATIONS PORTFOLIO

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations(a) — 18.5%
American Express Centurion Bank
$5,000,000	5.33%	10/18/2006	$5,001,526
Bank of America Corp.
3,000,000	5.28	10/23/2006	3,000,000
Crown Point Capital Co. LLC
5,000,000	5.34	12/08/2006	4,999,563
Fifth Third Bank
10,000,000	5.27	10/06/2006	9,999,867
General Electric Capital Corp.
5,000,000	5.46	10/10/2006	5,000,000
10,000,000	5.29	10/24/2006	10,000,000
Lehman Brothers Holdings, Inc.
5,000,000	5.49	11/20/2006	5,004,456
Lexington Parker Capital Corp.
5,000,000	5.46	10/10/2006	4,999,898
Merrill Lynch & Co., Inc.
10,000,000	5.39	10/04/2006	10,001,796
5,000,000	5.58	10/11/2006	5,001,299
Monumental Life Insurance Co.(b)
20,000,000	5.50	10/01/2006	20,000,000
Morgan Stanley
5,000,000	5.43	10/02/2006	5,000,000
5,000,000	5.35	10/03/2006	5,000,000
Suntrust Bank
5,000,000	5.28	10/02/2006	5,000,000
5,000,000	5.28	10/10/2006	5,000,000
Wachovia Asset Securitization, Inc.(b)
7,860,622	5.32	10/25/2006	7,860,622

Total Variable Rate Obligations			$110,869,027

Total Investments Before Repurchase Agreements			$447,325,518
Repurchase Agreements(c) — 25.3%
Citigroup Global Markets, Inc.
$5,000,000	5.43%	10/02/2006	$5,000,000
Maturity Value: $5,002,263
5,000,000	5.47	10/02/2006	5,000,000
Maturity Value: $5,002,279
Collateralized by Merrill Lynch, 0.00%, due 12/25/2030 to 11/5/2046. The aggregate market value of the collateral, including accrued interest, was $10,299,999.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements — (continued)
Joint Repurchase Agreement Account II
$132,000,000	5.37%	10/02/2006	$132,000,000
Maturity Value: $132,059,050
Wachovia Capital Markets
10,000,000	5.45	10/02/2006	10,000,000
Maturity Value: $10,004,542
Collateralized by various corporate issues 0.00% to 9.35%, due 05/01/2010 to 09/5/2035. The aggregate market value of the collateral, including accrued interest, was $10,499,514.

Total Repurchase Agreements			$152,000,000

Total Investments — 99.9%			$599,325,518

Other Assets In Excess of Liabilities — 0.1%			651,720

Net Assets — 100.0%			$599,977,238

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either the London Interbank Offering Rate or Federal Funds rate.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2006, these securities amounted to $27,860,622 or approximately 4.7% of net assets.

(c) Unless noted, all repurchase agreements were entered into on September 29, 2006. Additional information on Joint Repurchase Agreement appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank

ILA MONEY MARKET PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 40.7%
Asset-Backed
Adirondack Corp.
$12,800,000	5.32%	11/02/2006	$12,739,470
Altius I Funding Corp.
15,000,000	5.30	11/17/2006	14,896,208
Amstel Funding Corp.
20,530,000	5.28	11/21/2006	20,376,436
10,000,000	5.28	12/01/2006	9,910,533
Aspen Funding Corp.
20,000,000	5.27	12/13/2006	19,786,272
G Street Finance (Delaware) Corp.
10,000,000	5.33	11/10/2006	9,940,778
Galaxy Funding, Inc.
10,000,000	5.29	11/15/2006	9,933,937
Gemini Securitization Corp.
15,000,000	5.28	11/27/2006	14,874,600
KLIO III Funding Corp.
15,346,000	5.28	10/19/2006	15,305,487
Mane Funding Corp.
29,952,000	5.28	11/21/2006	29,727,959
Monument Gardens Funding
14,278,000	5.31	11/16/2006	14,181,124

Commercial Banks
Irish Life & Permanent PLC
15,000,000	5.30	11/10/2006	14,911,667
5,000,000	5.28	11/15/2006	4,967,000
RWE Aktiengesellschaft
20,000,000	5.28	12/04/2006	19,812,267
Swedbank AB
5,000,000	5.28	11/15/2006	4,967,031

Total Commercial Paper and Corporate Obligations			$216,330,769
Certificates of Deposit-Eurodollar — 5.6%
Alliance & Leicester PLC
$17,000,000	4.74%	01/09/2007	$16,999,550
Societe Generale
13,000,000	4.75	12/04/2006	13,000,000

Total Certificates of Deposit-Eurodollar			$29,999,550
Certificates of Deposit-Yankeedollar — 10.1%
Barclays Bank PLC
$10,000,000	4.77%	12/05/2006	$10,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Certificates of Deposit-Yankeedollar — (continued)
Credit Suisse First Boston, Inc.
$10,000,000	4.80%	01/12/2007	$10,000,000
DePfa Bank PLC
10,000,000	5.36	01/16/2007	10,000,000
Norinchukin Bank NY
3,500,000	5.31	10/11/2006	3,500,000
5,000,000	5.37	11/17/2006	5,000,000
10,000,000	5.37	11/22/2006	10,000,000
Westpac Banking Corp.
5,000,000	5.49	08/03/2007	4,999,225

Total Certificates of Deposit-Yankeedollar			$53,499,225

Medium Term Note — 0.9%
Wal-Mart Stores, Inc.
$5,000,000	5.50%	07/16/2007	$5,002,541

U.S. Government Agency Obligation — 1.3%
FHLB
$7,000,000	5.55%	08/08/2007	$6,998,807
Variable Rate Obligations(a) — 24.6%
Australia and New Zealand Banking Group Ltd.
$4,000,000	5.33%	10/23/2006	$4,000,000
Bank of Ireland
20,000,000	5.30	10/20/2006	20,000,000
Commonwealth Bank of Australia
2,000,000	5.33	10/24/2006	2,000,000
General Electric Capital Corp.
15,000,000	5.46	10/10/2006	15,000,000
Merrill Lynch & Co., Inc.
10,000,000	5.39	10/04/2006	10,001,796
Monumental Life Insurance Co.(b)
25,000,000	5.50	10/01/2006	25,000,000
New York Life Insurance Co.(b)
10,000,000	5.57	10/01/2006	10,000,000
Royal Bank of Scotland Group PLC
20,000,000	5.28	10/19/2006	19,999,525
Skandinaviska Enskilda Banken AB
10,000,000	5.33	10/01/2006	10,000,000
Societe Generale
15,000,000	5.30	10/02/2006	15,000,000

Total Variable Rate Obligations			$131,001,321

Total Investments Before Repurchase Agreement			$442,832,213

ILA MONEY MARKET PORTFOLIO

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreement(c) — 16.4%
Joint Repurchase Agreement Account II
$87,000,000	5.37%	10/02/2006	$87,000,000
Maturity Value: $87,027,695

Total Investments — 99.6%			$529,832,213

Other Assets in Excess of Liabilities — 0.4%			2,217,066

Net Assets — 100.0%			$532,049,279

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on the London Interbank Offering Rate.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At September 30, 2006, these securities amounted to $35,000,000 or approximately 6.6% of net assets.

(c) Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
FHLB	— Federal Home Loan Bank

ILA GOVERNMENT PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 26.3%
FHLB(a)
$1,000,000	5.34%		10/04/2006	$999,814
FHLMC
4,000,000	5.25		10/24/2006	3,986,596
4,000,000	5.26		10/24/2006	3,986,558
1,000,000	4.48		11/01/2006	996,142
500,000	4.49		11/14/2006	497,256
3,000,000	5.25	(a)	12/22/2006	2,999,260
1,000,000	5.24	(a)	12/27/2006	999,886
FNMA
1,000,000	3.63		11/17/2006	998,619
3,000,000	5.25	(a)	12/21/2006	2,999,158
2,000,000	5.26	(a)	12/22/2006	1,999,734

Total U.S. Government Agency Obligations				$20,463,023

Total Investments Before Repurchase Agreement				$20,463,023
Repurchase Agreement(b) — 73.7%
Joint Repurchase Agreement Account II
$57,400,000	5.37%		10/02/2006	$57,400,000
Maturity Value: $57,425,677

Total Investments — 100.0%				$77,863,023

Other Assets in Excess of Liabilities				18,046

Net Assets — 100.0%				$77,881,069

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on the London Interbank Offering Rate.

(b) Joint repurchase agreement was entered into on September 29, 2006. Additional information appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

ILA TREASURY OBLIGATIONS PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements(a) — 100.2%
Bank of America Securities LLC
$26,000,000	5.19%	04/24/2007	$26,000,000
Maturity Value: $27,368,142
Dated: 04/24/2006
Collateralized by U.S. Treasury Note, 1.63%, due 01/15/2015. The market value of the collateral, including accrued interest, was $26,520,879.
7,500,000	5.27	09/18/2007	7,500,000
Maturity Value: $7,900,740
Dated: 09/18/2006
Collateralized by U.S. Treasury Note, 1.88%, due 07/15/2015. The market value of the collateral, including accrued interest, was $7,650,595.
Joint Repurchase Agreement Account I
378,900,000	5.00	10/02/2006	378,900,000
Maturity Value: $379,057,780
Lehman Brothers Holdings, Inc.
50,000,000	4.95	10/02/2006	50,000,000
Maturity Value: $50,020,625
Collateralized by U.S. Treasury Bond, 10.38%, due 01/15/2012 and U.S. Treasury Notes, 2.50% to 4.88%, due 10/31/2006 to 02/15/2012. The aggregate market value of the collateral, including accrued interest, was $50,971,252.
Morgan Stanley
100,000,000	4.90	10/02/2006	100,000,000
Maturity Value: $900,367,500
Collateralized by U.S. Treasury Note, 0.88%, due 04/15/2010. The market value of the collateral, including accrued interest, was $102,000,133.
UBS Securities LLC
50,000,000	4.85	10/02/2006	50,000,000
Maturity Value: $50,020,208
Collateralized by U.S. Treasury Note, 3.63%, due 06/15/2010. The market value of the collateral, including accrued interest, was $51,003,540.
27,100,000	4.95	10/02/2006	27,100,000
Maturity Value: $27,111,179
Collateralized by U.S. Treasury Note, 3.00%, due 01/15/2007. The market value of the collateral, including accrued interest, was $27,644,951.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements — (continued)
UBS Securities LLC
$18,000,000	4.82%	02/05/2007	$18,000,000
Maturity Value: $18,870,010
Dated: 02/09/2006
Collateralized by U.S. Treasury Notes, 2.50% to 3.00%, due 10/31/2006 to 02/15/2008. The aggregate market value, including accrued interest, was $18,361,873.
15,000,000	5.08	03/26/2007	15,000,000
Maturity Value: $15,766,230
Dated: 03/29/2006
Collateralized by U.S. Treasury Note, 3.13%, due 04/15/2009. The market value of the collateral, including accrued interest, was $15,301,018.
9,000,000	5.32	08/13/2007	9,000,000
Maturity Value: $9,481,460
Dated: 08/16/2006
Collateralized by U.S. Treasury Bond, 11.75% due 01/15/2014 and U.S. Treasury Note, 4.88% due 05/31/2008. The aggregate market value of the collateral, including accrued interest, was $9,176,279.
9,000,000	5.38	08/14/2007	9,000,000
Maturity Value: $9,489,580
Dated: 08/15/2006
Collateralized by U.S. Treasury STRIPS, 11.75%, due 01/15/2014. The market value of the collateral, including accrued interest, was $9,180,794.

Total Repurchase Agreements			$690,500,000

Total Investments — 100.2%			$690,500,000

Liabilities In Excess of Other Assets — (0.2)%			(1,670,475)

Net Assets — 100.0%			$688,829,525

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on September 29, 2006. Additional information on Joint Repurchase Agreement appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA TREASURY INSTRUMENTS PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 100.4%
United States Treasury Bills
$13,300,000	4.66%	10/05/2006	$13,293,114
45,000,000	4.72	10/05/2006	44,976,425
22,500,000	4.75	10/05/2006	22,488,138
10,300,000	4.63	10/12/2006	10,285,428
14,000,000	4.65	10/12/2006	13,980,108
8,000,000	4.64	10/19/2006	7,981,440
20,000,000	4.60	11/24/2006	19,862,000
800,000	4.74	12/21/2006	791,477
2,100,000	4.76	12/21/2006	2,077,533
121,600,000	4.79	12/21/2006	120,290,198
50,000,000	4.81	12/21/2006	49,459,438
20,000,000	4.82	12/21/2006	19,783,325
9,600,000	4.74	12/28/2006	9,488,768
8,400,000	4.76	12/28/2006	8,302,261

Total U.S. Treasury Obligations			$343,059,653

Total Investments — 100.4%			$343,059,653

Liabilities In Excess of Other Assets — (0.4)%			(1,261,078)

Net Assets — 100.0%			$341,798,575

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent the annualized yield on date of purchase for discounted securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

ILA FEDERAL PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 99.7%
FFCB(a)
$20,000,000	5.20%		10/01/2006	$19,998,689
25,000,000	5.22		10/01/2006	24,997,867
25,000,000	5.23		10/01/2006	24,999,583
25,000,000	5.26		10/01/2006	24,999,982
25,000,000	5.19		10/02/2006	24,990,751
15,000,000	5.20		10/02/2006	14,995,184
59,000,000	5.23		10/02/2006	58,983,275
25,000,000	5.24		10/02/2006	24,991,370
15,000,000	5.27		10/02/2006	14,998,380
15,000,000	5.19		10/03/2006	14,996,526
39,950,000	5.25		10/04/2006	39,949,311
52,000,000	5.20		10/05/2006	51,994,236
25,000,000	5.18		10/09/2006	24,999,205
50,000,000	5.24		10/11/2006	50,000,000
15,000,000	5.20		10/13/2006	14,993,409
12,500,000	5.23		10/17/2006	12,499,332
12,500,000	5.23		10/20/2006	12,499,426
40,000,000	5.25		10/22/2006	39,998,245
4,000,000	5.22		10/23/2006	3,999,759
FHLB
52,500,000	4.77		10/02/2006	52,493,044
10,000,000	5.09	(a)	10/03/2006	9,997,248
100,000,000	5.19	(a)	10/03/2006	99,970,223
72,000,000	5.15		10/04/2006	71,969,100
35,000,000	5.29		10/04/2006	34,984,571
25,000,000	5.34	(a)	10/04/2006	24,995,355
110,000,000	5.35	(a)	10/06/2006	109,967,280
7,000,000	5.11		10/11/2006	6,990,074
28,900,000	5.16		10/11/2006	28,858,588
250,000,000	5.17		10/11/2006	249,641,319
15,000,000	5.26		10/11/2006	14,978,104
33,000,000	5.17		10/13/2006	32,943,185
15,000,000	5.10		10/18/2006	14,963,910
60,000,000	5.05		10/20/2006	59,840,083
8,000,000	5.09		10/20/2006	7,978,509
17,900,000	5.11		10/20/2006	17,851,725
4,000,000	5.09		10/25/2006	3,986,427
40,000,000	5.26		10/25/2006	39,859,867
10,000,000	4.88		11/15/2006	10,001,857
15,000,000	5.15		11/22/2006	14,888,525
2,900,000	5.08		11/29/2006	2,875,856
49,500,000	5.16		11/29/2006	49,081,801
50,000,000	5.15		12/08/2006	49,513,611
20,000,000	5.27	(a)	12/15/2006	19,998,340
4,000,000	2.34		12/18/2006	3,979,977
80,000,000	5.23	(a)	12/19/2006	79,954,547
13,500,000	3.88		12/20/2006	13,477,319
23,245,000	3.80		12/22/2006	23,200,323
25,000,000	5.26	(a)	12/22/2006	24,998,067
25,000,000	5.08		12/27/2006	24,693,083
4,000,000	3.03		12/29/2006	3,984,428
50,000,000	5.25	(a)	12/29/2006	49,995,518

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Government Agency Obligations — (continued)
FHLB (continued)
$15,240,000	5.27%	01/10/2007	$15,014,672
5,500,000	3.50	01/18/2007	5,481,381
11,000,000	4.00	01/23/2007	10,971,888
4,600,000	4.63	01/23/2007	4,598,541
9,500,000	4.63	01/30/2007	9,496,842
10,000,000	4.88	02/15/2007	9,995,599
30,000,000	4.89	03/05/2007	29,964,824
8,500,000	5.00	03/20/2007	8,491,762
5,600,000	4.25	04/16/2007	5,570,011
4,100,000	4.00	04/25/2007	4,071,523
7,045,000	5.13	06/01/2007	7,036,511
2,900,000	3.63	06/20/2007	2,861,763
9,000,000	4.63	07/16/2007	8,936,742
4,700,000	4.63	07/18/2007	4,667,824
15,300,000	5.50	07/20/2007	15,311,011
3,500,000	2.30	07/24/2007	3,412,132
35,000,000	5.55	08/08/2007	34,994,036

Total U.S. Government Agency Obligations			$1,933,673,456

Total Investments — 99.7%			$1,933,673,456

Other Assets In Excess of Liabilities — 0.3%			5,584,119

Net Assets — 100.0%			$1,939,257,575

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either the London Interbank Offering Rate or Prime lending rate.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Alabama — 4.8%
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
$2,270,000	3.76%	10/05/2006	$2,270,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA) (A-1+/P-1)
4,675,000	3.78	10/05/2006	4,675,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
12,000,000	3.89	10/02/2006	12,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
5,000,000	3.89	10/02/2006	5,000,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
7,000,000	3.78	10/05/2006	7,000,000

			$30,945,000

Alaska — 0.8%
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-131 (FGIC) (Deutsche Bank A.G. SPA) (F1+)(a)
4,950,000	3.77	10/05/2006	4,950,000

Arizona — 0.7%
Phoenix Civic Improvement Corp. Excise Tax VRDN RB CTFS Macon Trust Series L (FGIC) (Bank of America N.A. SPA) (VMIG1)(a)
4,675,000	3.78	10/05/2006	4,675,000

Arkansas — 1.0%
University of Arkansas VRDN RB Series 1396 (AMBAC) (Morgan Stanley Municipal Products)(VMIG1)(a)
6,295,000	3.78	10/05/2006	6,295,000

Colorado—0.3%
Colorado State TRANS General Funding (SP-1+)
2,000,000	4.50	06/27/2007	2,010,231

Delaware—0.3%
University of Delaware VRDN RB Series 2004 B (Bank of America N.A. SPA) (A-1+)
2,000,000	3.80	10/02/2006	2,000,000

Florida—4.2%
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA LOC) (VMIG1)
5,500,000	3.80	10/04/2006	5,500,000
Broward County Housing Finance Authority VRDN MF Hsg. RB Refunding for Island Club Apartments Series 2001 A (FHLMC LOC) (A-1+)
2,500,000	3.75	10/05/2006	2,500,000
Florida State Turnpike Authority VRDN RB Floaters Series 2006-1450 (Morgan Stanley)(VMIG1)(a)
5,216,000	3.78	10/05/2006	5,216,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Florida — (continued)
Gainesville Utilities System VRDN RB Series 2005 C (Suntrust Bank SPA) (A-1+/VMIG1)
$7,220,000	3.83%	10/02/2006	$7,220,000
Jacksonville Electric Authority CP Series 2000 F (Landesbank-Hessen Theuringen SPA) (A-1/VMIG1)
1,500,000	3.60	01/18/2007	1,500,000
Jacksonville Electric Authority CP Series 2001 C (Dexia Credit Local SPA) (A-1/VMIG1)
1,500,000	3.58	12/06/2006	1,500,000
Palm Beach County School District TRANS Series 2006 (SP-1+/MIG1)(b)
4,000,000	4.00	09/25/2007	4,018,840

			$27,454,840

Georgia—4.6%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
2,120,000	3.89	10/02/2006	2,120,000
Burke County Development Authority VRDN PCRB for Georgia Power Co. Plant Vogtle Series 1992 (A-1/VMIG1)
2,500,000	3.84	10/02/2006	2,500,000
Cobb County GO TANS Series 2006 (SP-1+/MIG1)
2,830,000	4.50	12/29/2006	2,836,324
Dekalb County Public Safety & Judicial Facilities Authority VRDN Floaters Series 2006-1459 (Morgan Stanley) (A-1)(a)
4,490,000	3.78	10/05/2006	4,490,000
Eclipse Funding Trust VRDN RB Solar Eclipse Fulton County Water & Sewer (FGIC) (U.S. Bank N.A.)(A-1+)(a)
4,295,000	3.77	10/05/2006	4,295,000
Georgia State GO Series 2006 G (AAA/Aaa)(b)
10,000,000	5.00	10/01/2007	10,141,600
Georgia State GO VRDN Putters Series 2006-1420 (JP Morgan Chase Bank) (A-1+)(a)
2,150,000	3.78	10/05/2006	2,150,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
1,300,000	3.89	10/02/2006	1,300,000

			$29,832,924

Idaho—0.3%
Idaho State TANS Series 2006 (SP-1+/MIG1)
2,000,000	4.50	06/29/2007	2,011,459

Illinois—9.3%
Chicago Board of Education GO VDRN Putters Series 2006-1470 (FSA) (JP Morgan Chase Bank)(VMIG1)(a)
4,835,000	3.78	10/05/2006	4,835,000
Chicago VRDN Merlots Series 2003 A43 (AMBAC) (Bank of New York N.A. SPA) (VMIG1)(a)
6,995,000	3.78	10/04/2006	6,995,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
4,000,000	3.79	10/05/2006	4,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Illinois — (continued)
Eclipse Funding Trust GO VRDN for Illinois State Solar Eclipse Series 2006-0005(AMBAC) (US Bank N.A.) (F1+)(a)
$2,500,000	3.77%	10/05/2006	$2,500,000
Illinois Health Facilities Authority VRDN RB for Riverside Health System Series 2002 B (LaSalle Bank N.A. LOC) (A-1/VMIG1)
4,400,000	3.77	10/05/2006	4,400,000
Illinois Health System Evanston Hospital CP Series 1987 D (A-1+/VMIG1)
3,000,000	3.55	12/07/2006	3,000,000
Illinois Health System Evanston Hospital CP Series 1990 A (A-1+/VMIG1)
5,000,000	3.60	11/14/2006	5,000,000
Illinois Health System Evanston Hospital CP Series 1992 S-A (A-1+/VMIG1)
2,000,000	3.75	10/12/2006	2,000,000
Illinois Health System Evanston Hospital CP Series 1995 S-A (A-1+/VMIG1)
5,000,000	3.65	10/05/2006	5,000,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 1996-C-1301 Class A (Citibank N.A. SPA) (A-1+)(a)
3,350,000	3.79	10/05/2006	3,350,000
Illinois State GO VRDN P-Floats-MT-262 Series 2006 (FSA) (Bayerische Landesbank)(F1+)(a)
6,945,000	3.77	10/05/2006	6,945,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2005 1014 (FSA) (JP Morgan Chase & Co. SPA) (A-1+)(a)
6,945,000	3.78	10/05/2006	6,945,000
Schaumburg GO VRDN Series 1346 (FGIC) (Morgan Stanley Municipal Products)(VMIG1)(a)
4,925,000	3.78	10/05/2006	4,925,000

			$59,895,000

Indiana—0.8%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN AMRO Bank N.V. SPA)(F1+)(a)
5,000,000	3.79	10/05/2006	5,000,000

Iowa—0.1%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993A (A-1/VMIG1)
900,000	3.88	10/04/2006	900,000

Kansas—0.8%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN AMRO Bank N.V. SPA) (F1+)(a)
5,000,000	3.78	10/05/2006	5,000,000

Kentucky—2.6%
Kentucky Asset/Liability Commission General Funding TRANS Series 2006 (SP-1+/MIG1)
2,500,000	4.50	06/28/2007	2,514,269

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Kentucky — (continued)
Louisville & Jefferson County Metropolitan Sewer District & Drain Systems VRDN RB Eagle Series 2006-53 Class A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
$14,000,000	3.79%	10/05/2006	$14,000,000

			$16,514,269

Massachusetts—4.7%
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Eagle Series 2005-787 Class A (MBIA) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
3,700,000	3.79	10/05/2006	3,700,000
Massachusetts State GO VRDN Merlots Series 2006 B-06 (FGIC-TCRS) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,000,000	3.77	10/04/2006	4,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Capital Asset Program Series 1985 E (Fleet National Bank LOC) (VMIG1)
19,300,000	3.80	10/02/2006	19,300,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-6 (A-1+/VMIG1)
3,200,000	3.83	10/02/2006	3,200,000

			$30,200,000

Michigan—3.5%
Detroit Sewage Disposal VRDN RB Floaters Series 1182 (FGIC) (Cooperative Centrale Raiffeisen-Boerenleenbank SPA) (A-1)(a)
6,125,000	3.78	10/05/2006	6,125,000
Detroit Sewage Disposal VRDN RB Floaters Series 2006-1441 (FGIC) (Morgan Stanley)(F1+)(a)
3,570,000	3.78	10/05/2006	3,570,000
Michigan State Building Authority RB P-Floats-PT 398 Series 2000 (BNP Paribas SPA)(A-1+)(a)
13,205,000	3.77	10/05/2006	13,205,000

			$22,900,000

Mississippi—0.8%
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA)(VMIG1)(a)
4,975,000	3.78	10/04/2006	4,975,000

Missouri—0.8%
Missouri State Health & Educational Facilities Authority VRDN RB for Floaters Series 2005-1049 (Morgan Stanley SPA) (VMIG1)(a)
4,989,500	3.78	10/05/2006	4,989,500

Nebraska—0.6%
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
4,000,000	3.79	10/05/2006	4,000,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Nevada — 1.1%
Clark County VRDN Eagle Tax-Exempt Trust Series 2000-2801 Class A (Citibank N.A. SPA) (A-1+)(a)
$6,920,000	3.79%	10/05/2006	$6,920,000

New Jersey — 0.8%
New Jersey State Transportation Trust Fund Authority VRDN RB Merlots Series 2002 A05 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,230,000	3.77	10/04/2006	5,230,000

New York — 2.2%
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
5,000,000	3.86	10/02/2006	5,000,000
New York GO VRDN Series 2005 E Subseries E-2 (Bank of America N.A. LOC) (A-1+/VMIG1)
3,000,000	3.79	10/02/2006	3,000,000
New York Stars GO VRDN Series 2006-156 (BNP Paribas) (VMIG1)(a)
2,000,000	3.77	10/05/2006	2,000,000
New York State Dormitory Authority VRDN RB Merlots Series 2000 G (FGIC) (Wachovia Bank N.A. SPA)(VMIG1)(a)
4,000,000	3.77	10/04/2006	4,000,000

			$14,000,000

North Carolina — 2.5%
Charlotte-Mecklenberg Hospital Authority Healthcare Systems VRDN RB for Carolinas Healthcare Series 2005 C(Bank of America N.A. SPA) (A-1+/VMIG1)
4,600,000	3.85	10/02/2006	4,600,000
Charlotte-Mecklenburg Hospital Authority Heath Care System VRDN RB Refunding for Carolinas Healthcare Series 2005 D (Bank of America N.A. SPA) (A-1+/VMIG1)
3,570,000	3.79	10/02/2006	3,570,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA)(A-1+)(a)
5,000,000	3.79	10/05/2006	5,000,000
University of North Carolina VRDN RB Series 2006-1287 (Morgan Stanley SPA) (A-1)(a)
3,000,000	3.78	10/05/2006	3,000,000

			$16,170,000

Oregon — 4.6%
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
30,000,000	3.80	10/04/2006	30,000,000

Pennsylvania — 1.9%
ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2004-9 (AMBAC) (ABN AMRO Bank N.V. SPA)(VMIG1)(a)
2,000,000	3.78	10/05/2006	2,000,000
Delaware Valley VRDN RB Regional Financial Authority Local Government P-Floats-PT 936 (Banque Nationale Paris SPA)(A-1+)(a)
2,995,000	3.77	10/05/2006	2,995,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Pennsylvania — (continued)
Pennsylvania GO VRDN Merlots Series 2004 B-15 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
$4,985,000	3.78%	10/04/2006	$4,985,000
Philadelphia GO TRANS Series 2006 (SP-1+/MIG1)
2,000,000	4.50	06/29/2007	2,010,462

			$11,990,462

Tennessee — 3.7%
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1+/P-1)
1,500,000	3.61	12/06/2006	1,500,000
Memphis GO VRDN Series 2005-1018 (MBIA) (Morgan Stanley SPA) (F1+)(a)
5,622,500	3.78	10/05/2006	5,622,500
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
16,685,000	3.70	10/05/2006	16,685,000

			$23,807,500

Texas — 21.9%
City of Austin Water & Wastewater Systems VRDN RB Series 2006-1281 (AMBAC) (Morgan Stanley SPA)(A-1)(a)
5,000,000	3.78	10/05/2006	5,000,000
City of Houston CP Notes Series 2006 A (Dexia Credit Local and Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
4,000,000	3.60	12/07/2006	4,000,000
City of Houston CP Series D (Depfa Bank PLC SPA) (A-1+/P-1)
7,500,000	3.63	02/08/2007	7,500,000
City of Houston CP Series E (Bank of America N.A. SPA) (A-1+/P-1)
2,000,000	3.60	12/07/2006	2,000,000
City of Houston CP Series F (Depfa Bank PLC SPA) (A-1+/P-1)
1,500,000	3.65	11/03/2006	1,500,000
2,000,000	3.70	11/09/2006	2,000,000
City of San Antonio Electric and Gas VRDN RB Putters Series 1121 (JP Morgan Chase & Co.) (A-1+)(a)
6,805,000	3.78	10/05/2006	6,805,000
Dallas Area Rapid Transit CP Series 2006 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
3,000,000	3.50	10/05/2006	3,000,000
1,000,000	3.65	01/10/2007	1,000,000
2,500,000	3.68	04/03/2007	2,500,000
4,000,000	3.80	04/03/2007	4,000,000
3,200,000	3.55	04/05/2007	3,200,000
Eclipse Funding Trust GO VRDN Solar Eclipse Keller Independent School District (PSF-GTD) (U.S. Bank N.A)(A-1+)(a)
4,990,000	3.77	10/05/2006	4,990,000
Houston Independent School District GO VRDN Putters Series 1189 (PSF-GTD) (JP Morgan Chase & Co.)(VMIG1)(a)
4,830,000	3.78	10/05/2006	4,830,000

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Texas — (continued)
Houston Utilities System VRDN RB Eagle 2006-0078 Class A (Citibank N.A.) (MBIA LOC) (A-1+)(a)
$17,650,000	3.79%	10/05/2006	$17,650,000
Houston Utilities Systems Revenue VRDN RB Merlots Series 2004 B-17 (FGIC and MBIA) (Wachovia Bank N.A. SPA)(A-1+)(a)
12,150,000	3.78	10/04/2006	12,150,000
Lewisville Independent School District GO VRDN Putters Series 2006-1441 (PSF-GTD) (JP Morgan Chase Bank)(A-1+)(a)
4,000,000	3.78	10/05/2006	4,000,000
Mansfield Independent School District GO VRDN Putters Series 1332 (PSF-GTD) (JP Morgan Chase & Co.) (A-1+)(a)
4,310,000	3.78	10/05/2006	4,310,000
Mansfield Independent School District GO VRDN Spears Series 2005 DB-159 (PSF-GTD) (Deutsche Bank A.G. SPA)(F1+)(a)
5,610,000	3.77	10/05/2006	5,610,000
Mesquite Independent School District GO VRDN Putters Series 2005 1033 (PSF-GTD) (JP Morgan Chase & Co. SPA)(F1+)(a)
5,260,000	3.78	10/05/2006	5,260,000
North East Independent School District GO VRDN Putters Series 2006-1395 (PSF-GTD) (JP Morgan Chase Bank)(A-1+)(a)
2,870,000	3.78	10/05/2006	2,870,000
RBC Municipal Products, Inc. Trust VRDN RB Floater Certificates for Austin Water & Wastewater Series 2006 I-4 (MBIA)(Royal Bank of Canada) (VMIG1)(a)
1,865,000	3.78	10/05/2006	1,865,000
San Antonio Electric & Gas Refunding RB Series 2003 (AA/Aa1)
5,000,000	5.25	02/01/2007	5,028,494
San Antonio Electric & Gas Systems CP Series A (Bank of America N.A./State Street Corp. SPA) (A-1+/P-1)
4,400,000	3.53	10/05/2006	4,400,000
3,500,000	3.50	10/18/2006	3,500,000
3,000,000	3.55	12/06/2006	3,000,000
San Antonio Water System CP (Bank of America N.A. SPA) (A-1+/P-1)
4,000,000	3.60	12/07/2006	4,000,000
Texas State TRANS Series 2006 (SP-1+/MIG1)
9,500,000	4.50	08/31/2007	9,578,557
Texas State Transportation Commission VRDN RB Putters Series 1297 (JP Morgan Chase & Co.) (A-1+)(a)
6,125,000	3.78	10/05/2006	6,125,000

			$141,672,051

Utah — 1.3%
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-11 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
4,000,000	3.79	10/04/2006	4,000,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-12 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
4,600,000	3.78	10/04/2006	4,600,000

			$8,600,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Virginia — 0.2%
Loudoun County IDA VRDN RB for Howard Hughes Medical Series 2003 E (A-1+/VMIG1)
$1,080,000	3.78%	10/02/2006	$1,080,000

Washington — 6.5%
Clark County GO VRDN School District No. 119 Battleground Spears DB-148 Series 2005 (FSA) (Deutsche Bank A.G.)(F1+)(a)
5,415,000	3.77	10/05/2006	5,415,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,990,000	3.78	10/04/2006	4,990,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000 Class A (Citibank N.A. SPA) (A-1+)(a)
12,000,000	3.79	10/05/2006	12,000,000
Washington State GO Eagle Tax-Exempt Trust Series 1996C-4704 Class A (Citibank N.A. SPA) (A-1+)(a)
8,500,000	3.79	10/05/2006	8,500,000
Washington State GO VRDN Floaters Series 2005-1161 (AMBAC) (Morgan Stanley SPA) (A-1+)(a)
6,347,500	3.78	10/05/2006	6,347,500
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,000,000	3.78	10/04/2006	5,000,000

			$42,252,500

Wisconsin — 2.2%
Wisconsin State GO VRDN Putters Series 2006-1268 (FGIC) (JP Morgan Chase & Co. SPA) (A-1+)(a)
6,700,000	3.78	10/05/2006	6,700,000
Wisconsin State Transportation Board VRDN RB Eagle Tax-Exempt Trust Series 2000-4901 Class A (Citibank N.A. SPA)(A-1+)(a)
7,500,000	3.79	10/05/2006	7,500,000

			$14,200,000

Other Tax-Exempt Securities — 11.3%
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-001 (MBIA/FSA/AMBAC/FGIC) (Merrill Lynch Capital Services) (F1+)(a)
30,585,000	3.99	10/05/2006	30,585,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-002 Series 2006 (Merrill Lynch Capital Services)(F1+)(a)
32,322,000	3.99	10/05/2006	32,322,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-003 Series 2006 (FSA/PSF-GTD/MBIA/FGIC/AMBAC) (Merrill Lynch Capital Services) (F1+)(a)
10,000,000	4.00	10/05/2006	10,000,000

			$72,907,000

Total Investments — 101.2%			$653,377,736

Liabilities in Excess of Other Assets — (1.2)%			(7,958,482)

Net Assets — 100.0%			$645,419,254

ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2006, these securities amounted to $393,707,500 or approximately 61.0% of net assets.

(b) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
CP	— Commercial Paper
FGIC	— Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	— Insured by Financial Guaranty Insurance Co. — Transferable Custodial Receipts
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — 100.1%
Abag Finance Authority VRDN RB for Menlo School Series 2003 (Allied Irish Bank PLC LOC) (VMIG1)
$13,700,000	3.61%	10/05/2006	$13,700,000
ABN AMRO Munitops GO VRDN Non- AMT Trust Certificates (Chabot-Las Positas) Series 2004-12 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
9,950,000	3.76	10/05/2006	9,950,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2005 (AMBAC) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
5,000,000	3.77	10/05/2006	5,000,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2005-32 (AMBAC) (ABN Amro Bank N.V. SPA) (F1+)(a)
12,000,000	3.77	10/05/2006	12,000,000
California Educational Facilities Authority VRDN RB Eagle Series 2006-0031 Class A (Citibank N.A. SPA) (A-1+)(a)
5,825,000	3.77	10/05/2006	5,825,000
California Educational Facilities Authority VRDN RB for Pomona College Series 2005 B (A-1+/VMIG1)
2,500,000	3.60	10/05/2006	2,500,000
California Educational Facilities Authority VRDN RB for Stanford University Series 2004 S-4 (A-1+/VMIG1)
11,000,000	3.72	10/02/2006	11,000,000
California Educational Facilities Authority VRDN RB for STARS Series 2006-146 (BNP Paribas SPA) (VMIG1)(a)
8,770,000	3.76	10/05/2006	8,770,000
California Educational Facilities Authority VRDN RB for University of Southern California Series 2005-1126 (Morgan Stanley SPA) (VMIG1)(a)
7,000,000	3.74	10/05/2006	7,000,000
California Educational Facilities Authority VRDN RB Stars Certificates Series 2005-135 (BNP Paribas SPA) (VMIG1)(a)
7,250,000	3.76	10/05/2006	7,250,000
California Health Facilities Financing Authority VRDN RB Floater Certificates Series 1998-26 (FSA) (Morgan Stantley SPA) (A-1)(a)
9,000,000	3.74	10/05/2006	9,000,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C (A-1)
1,000,000	3.64	10/04/2006	1,000,000
California Health Facilities Financing Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
10,840,000	3.68	10/04/2006	10,840,000
California State Department of Water Resources CP (Landesbank Hessen-Thueringen SPA)(A-1+/P-1)
1,500,000	3.38	10/13/2006	1,500,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 Subseries B-1 (Bank of New York/California State Teachers Retirement LOC)(A-1+/VMIG1)
4,775,000	3.80	10/02/2006	4,775,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 Subseries B-2 (BNP Paribas LOC) (A-1+/VMIG1)
6,085,000	3.66	10/02/2006	6,085,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 Subseries B-3 (Bank of New York LOC) (A-1+/VMIG1)
4,500,000	3.65	10/02/2006	4,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
California State Department of Water Resources Power Supply VRDN RB Series 2002 Subseries C-10 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
$1,410,000	3.53%	10/05/2006	$1,410,000
California State Department of Water Resources Power Supply VRDN RB Series 2005Subseries F-3 (Bank of New York/California Public Employees Retirement System LOC)(VMIG1)
16,085,000	3.80	10/02/2006	16,085,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries F-4 (Bank of America N.A. LOC) (A-1+/VMIG1)
1,830,000	3.80	10/02/2006	1,830,000
California State Economic Recovery VRDN RB Series 2004 C-1 (Landesbank Baden-Wurttmberg SPA) (A-1+/VMIG1)
9,790,000	3.65	10/02/2006	9,790,000
California State Economic Recovery VRDN RB Series 2004 C-3 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
980,000	3.65	10/02/2006	980,000
California State Economic Recovery VRDN RB Series 2004 C-4 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
3,375,000	3.79	10/02/2006	3,375,000
California State Economic Recovery VRDN RB Series 2004 C-9 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
3,500,000	3.65	10/02/2006	3,500,000
California State GO VRDN Floating Rate Series 2003 A-3 (JP Morgan Chase & Co. and Westdeutsche Landesbank LOC) (A-1+/VMIG1)
1,600,000	3.65	10/02/2006	1,600,000
California State University VRDN RB Putters Series 2006-1435 (MBIA) (JP Morgan Chase & Co. SPA) (A-1)(a)
1,000,000	3.77	10/05/2006	1,000,000
California Statewide Communities Development Authority RB TANS for San Bernadino County Series 2006 A-5 (SP-1+/MIG1)
2,000,000	4.50	06/29/2007	2,013,331
California Statewide Communities Development Authority VRDN PCRB Refunding for Chevron USA, Inc. Project Series 2002 (A-1+/P-1)
1,175,000	3.65	10/02/2006	1,175,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A (A-1)
400,000	3.64	10/04/2006	400,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (A-1)
5,200,000	3.64	10/04/2006	5,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (A-1)
7,800,000	3.68	10/04/2006	7,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1)
800,000	3.64	10/04/2006	800,000
California Statewide Communities Development Authority VRDN RB Putters Series 2006-1425 (JP Morgan Chase & Co. SPA) (A-1+)(a)
4,900,000	3.77	10/05/2006	4,900,000
City of Glendale California VRDN COPS for Police Building Project Series 2000 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
1,900,000	3.68	10/05/2006	1,900,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
City of Los Angeles TRANS (SP-1+/MIG1)
$5,000,000	4.50%	06/29/2007	$5,027,023
Coast Community College District GO Bonds ROCS-RR-II-R-6088 (FSA) (Citigroup Financial Products SPA) (VMIG1)(a)
4,635,000	3.76	10/05/2006	4,635,000
East Bay Municipal Utility District Water Systems VRDN RB for Eagle Series 206-0080 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
3,000,000	3.77	10/05/2006	3,000,000
Fremont Unified High School District Santa Clara County GO VRDN P-Floats-PT 2510 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,500,000	3.77	10/05/2006	3,500,000
Fremont VRDN COPS for Family Resources Center Financing Project Series 1998 (KBC Bank N.V. LOC) (A-1)
4,600,000	3.60	10/05/2006	4,600,000
Grossmont-Cuyamaca Community College District GO VRDN Series 2005-1130 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
6,000,000	3.74	10/05/2006	6,000,000
Grossmont-Cuyamaca Community College GO VRDN ROCS RR-II-R 6520 Series 2005 (FGIC) (Citibank N.A. SPA) (VMIG1)(a)
4,880,000	3.76	10/05/2006	4,880,000
Huntington Beach MF Hsg. VRDN RB for Essex Huntington Breakers Series 1996 A (FHLMC LOC) (VMIG1)
14,100,000	3.59	10/04/2006	14,100,000
Los Angeles Community College District GO Bonds 2003 Election Series 2006 E(b)
4,000,000	4.50	08/01/2007	4,034,480
Los Angeles Community College GO VRDN P-Floats-PT 2585 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,260,000	3.77	10/05/2006	5,260,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA LOC) (A-1+)
3,861,000	3.59	10/05/2006	3,861,000
Los Angeles County Housing Authority VRDN RB for Malibu Canyon Apartments Project Series 1985 B (FHLMC LOC) (A-1+)
5,700,000	3.62	10/03/2006	5,700,000
Los Angeles Department of Water & Power VRDN RB Eagle Series 2005-73026 Class A (FSA) (Citibank N.A. SPA) (A-1)(a)
3,200,000	3.77	10/05/2006	3,200,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2001 B-6 (Bank of America N.A., Bayerische Landesbank, Dexia Credit Local, JP Morgan Chase & Co., Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank SPA) (A-1+/VMIG1)

5,300,000	3.79	10/02/2006	5,300,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2001 B-7 (Bank of America N.A., Bayerische Landesbank, Dexia Credit Local, JP Morgan Chase & Co., Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank SPA) (A-1+/VMIG1)

1,950,000	3.68	10/05/2006	1,950,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-4 (National Australia Bank, Lloyds TSB Bank PLC and Fortis Bank SPA) (A-1+/VMIG1)
750,000	3.59	10/05/2006	750,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-8 (National Australia Bank, Lloyds TSB Bank PLC and Fortis Bank SPA) (A-1+/VMIG1)
$6,100,000	3.67%	10/05/2006	$6,100,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2006-1272 (FSA) (JP Morgan Chase & Co. SPA) (A-1+)(a)
1,695,000	3.77	10/05/2006	1,695,000
Los Angeles Department of Water & Power VRDN RB Series 2005-1103 (Morgan Stanley SPA) (VMIG1)(a)
3,275,000	3.74	10/05/2006	3,275,000
Los Angeles Municipal Improvement Corp. CP Series 2004 (Bank of America N.A. LOC) (A-1+/P-1)
4,500,000	3.55	02/06/2007	4,500,000
5,000,000	3.57	03/07/2007	5,000,000
Los Angeles Municipal Improvement Corp. CP Series 2005 (Bank of America N.A. LOC) (A-1+/P-1)
4,500,000	3.53	12/06/2006	4,500,000
Los Angeles Unified School District GO VRDN Eagle Series 2003-0049 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
5,100,000	3.77	10/05/2006	5,100,000
Los Angeles Unified School District GO VRDN P-Floats-PA 1115 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
2,000,000	3.77	10/05/2006	2,000,000
Los Angeles Unified School District GO VRDN ROCS-RR-II-R-625 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
3,000,000	3.76	10/05/2006	3,000,000
Los Angeles Wastewater Systems VRDN RB Eagle Series 2003-0033 A (FSA) (Citibank N.A. SPA)(A-1+)(a)
2,870,000	3.77	10/05/2006	2,870,000
Los Angeles Wastewater Systems VRDN RB Eagle Series 72005-3003 A (MBIA) (Citibank N.A. SPA)(A-1+)(a)
3,500,000	3.77	10/05/2006	3,500,000
Los Angeles Wastewater Systems VRDN RB Refunding Subseries 2006 D (XCLA) (Bank of Nova Scotia SPA) (A-1+/VMIG1)(a)
5,000,000	3.67	10/05/2006	5,000,000
Manteca Redevelopment Agency Tax Allocation VRDN RB Series 2005 (XLCA) (State Street Corp. SPA) (A-1+)
7,960,000	3.70	10/02/2006	7,960,000
Manteca Redevelopment Agency VRDN RB Series 1423 (AMBAC) (Morgan Stanley SPA) (A-1)(a)
6,000,000	3.74	10/05/2006	6,000,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Refunding Series 2004 A-1 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
1,090,000	3.55	10/05/2006	1,090,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2001 C-1 (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
11,000,000	3.65	10/02/2006	11,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-2 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
1,100,000	3.57	10/04/2006	1,100,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
MSR Public Power Agency Subordinate Lien VRDN RB for San Juan Project Series 1998F (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$3,500,000	3.79%	10/02/2006	$3,500,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1996 B (Bank of America N.A. SPA) (A-1+/VMIG1)
2,000,000	3.67	10/02/2006	2,000,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 A (A-1+/VMIG1)
3,500,000	3.69	10/05/2006	3,500,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 B (A-1+/VMIG1)
2,600,000	3.69	10/05/2006	2,600,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 C (A-1+/VMIG1)
1,500,000	3.69	10/05/2006	1,500,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996 A (Bank of America N.A. SPA) (A-1+/VMIG1)
1,005,000	3.67	10/02/2006	1,005,000
Newport Mesa California Unified School District GO VRDN P-Floats-PT 2490 Series 2005(FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,625,000	3.77	10/05/2006	6,625,000
Oakland Joint Powers Financing Authority VRDN RB Putters Series 1253 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
4,240,000	3.77	10/05/2006	4,240,000
Orange County Apartment Development VRDN RB for Niguel Summit Series 1985 A (FHLMC LOC) (VMIG1)
3,000,000	3.62	10/03/2006	3,000,000
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA) (A-1+)
1,115,000	3.59	10/05/2006	1,115,000
Orange County Apartment Development VRDN RB for Seaside Meadows Series 1984 C (FHLMC) (VMIG1)
1,900,000	3.58	10/05/2006	1,900,000
Orange County Apartment Development VRDN RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA LOC) (A-1+)
4,635,000	3.59	10/04/2006	4,635,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC LOC) (VMIG1)
7,600,000	3.59	10/05/2006	7,600,000
Orange County Sanitation District VRDN COPS Series 2005-1032 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
1,500,000	3.74	10/05/2006	1,500,000
Orange County Water District Revenue COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
2,000,000	3.57	10/04/2006	2,000,000
PlacentiA-Yorba Linda University School District P-Floats-PT 1437 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,140,000	3.77	10/05/2006	5,140,000
Rancho Santiago Community College District GO VRDN P-Floats-PT-2550 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,635,000	3.77	10/04/2006	8,635,000
Rancho Santiago Community College District VRDN Merlots Series B24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
5,000,000	3.77	10/04/2006	5,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
Roseville Unified School District GO ROCS RR III-R 2199 Series 2005 (FGIC) (Citigroup Global Markets SPA) (A-1+)(a)
$7,165,000	3.76%	10/05/2006	$7,165,000
Sacramento County Sanitation District Financing Authority VRDN RB Series 2005-1034 (MBIA) (JP Morgan Chase & Co. SPA) (A-1+)(a)
3,995,000	3.77	10/05/2006	3,995,000
Sacramento County Sanitation District Financing Authority VRDN RB Series 2006-1407 (FGIC) (JP Morgan Chase & Co. SPA) (A-1+)(a)
2,900,000	3.77	10/05/2006	2,900,000
Sacramento County Sanitation District Financing Authority VRDN RB Eagle Series 2004-0047 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
4,000,000	3.77	10/05/2006	4,000,000
Sacramento County Sanitation District Financing Authority VRDN RB Sublien for Sacramento Regional Series 2000 C (Bank of America N.A. LOC) (A-1+/VMIG1)
5,870,000	3.57	10/04/2006	5,870,000
San Bernardino County VRDN RB Refunding for Evergreen Apartments Series 1999 A (FNMA LOC) (A-1+)
16,600,000	3.59	10/05/2006	16,600,000
San Diego County Water Authority CP (Bayerische Landesbank SPA) (A-1+/P-1)(a)
4,000,000	3.50	11/09/2006	4,000,000
3,500,000	3.58	11/10/2006	3,500,000
3,500,000	3.55	11/13/2006	3,500,000
3,000,000	3.65	11/13/2006	3,000,000
5,000,000	3.53	01/09/2007	5,000,000
San Diego Unified School District GO TRANS Series 2006 A (SP-1+/MIG1)
2,000,000	4.50	07/24/2007	2,012,484
San Francisco City & County Airports Commission VRDN RB Refunding Second Series 33I (XLCA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
2,200,000	3.55	10/04/2006	2,200,000
San Francisco Transportation CP Series 2006 A (Landesbank Baden-Wurttmberg SPA) (A-1+/P-1)
7,500,000	3.47	12/08/2006	7,500,000
San Jose Financing Authority Lease VRDN RB Putters Series 1280Z (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
3,095,000	3.77	10/05/2006	3,095,000
Santa Clara Valley Water Authority CP (Westdeutsche Landesbank SPA) (A-1+/P-1)
5,280,000	3.52	10/06/2006	5,280,000
Triunfo County Sanitation District VRDN RB Series 1994 (BNP Paribas LOC) (A-1+)
3,510,000	3.63	10/04/2006	3,510,000
University of California VRDN RB Eagle Series 2005-0006 A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
2,445,000	3.77	10/05/2006	2,445,000
University of California VRDN RB Municipal Sectors Trust Receipts SGB-57 Series 2005A (AMBAC) (Societe Generale SPA) (A-1+)(a)
12,815,000	3.76	10/05/2006	12,815,000
University of California VRDN RB P-Floats-PT 1859 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (A-1)(a)
6,550,000	3.77	10/05/2006	6,550,000

ILA TAX-EXEMPT CALIFORNIA PORTFOLIO

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
California — (continued)
University of California VRDN RB Putters Series 2005-1139 (FGIC) (JP Morgan Chase & Co. SPA) (VMIG1)(a)
$3,010,000	3.77%	10/05/2006	$3,010,000
University of California VRDN RB ROCS RR II-R 449 (FGIC) (Citibank N.A. SPA) (VMIG1)(a)
3,750,000	3.76	10/05/2006	3,750,000
Yosemite Community College District VRDN P-Floats-PT 2748 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA)(F1+)(a)
5,835,000	3.77	10/05/2006	5,835,000

Total Investments — 100.1%			$516,968,319

Liabilities in Excess of Other Assets — (0.1)%			(506,808)

Net Assets — 100.0%			$516,461,511

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2006, these securities amounted to $239,310,001 or approximately 46.5% of net assets.

(b) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

For information on the mutual funds, please call our toll-free Shareholders Service Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
CP	— Commercial Paper
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
RB	— Revenue Bond
ROCS	— Reset Option Certificates
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — 99.2%
ABN AMRO Munitops Certificates VRDN RB Non- AMT Series 2004-46 (FSA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
$3,000,000	3.77%	10/05/2006	$3,000,000
Battery Park City Authority VRDN RB P-Floats-PT 2057 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
3,320,000	3.77	10/05/2006	3,320,000
Eclipse Funding Trust VRDN RB for Port Authority of New York & New Jersey Solar Eclipse Series 2006-0016 (XLCA) (U.S. Bank N.A) (VMIG1)(a)
4,990,000	3.76	10/05/2006	4,990,000
Great Neck North Water Authority Water System VRDN RB Series 1993 A (FGIC) (State Street Corp. SPA) (A-1+/VMIG1)
4,820,000	3.70	10/04/2006	4,820,000
Jay Street Development Corporation Certificates Facilities Lease VRDN RB Series 2003A-1 (Depfa Bank PLC LOC) (A-1+/VMIG1)
1,600,000	3.70	10/04/2006	1,600,000
Jay Street Development Corporation Certificates Facilties Lease VRDN RB Series 2001A-3 (Depfa Bank PLC LOC) (A-1+/VMIG1)
3,150,000	3.70	10/04/2006	3,150,000
Long Island Power Authority Electric System VRDN RB Putter Series 1386 (FGIC) (JP Morgan Chase & Co. SPA) (A-1+)(a)
1,595,000	3.78	10/05/2006	1,595,000
Long Island Power Authority Electric System VRDN RB Series 1334 (FGIC) (Morgan Stanley) (VMIG1)(a)
2,800,000	3.76	10/05/2006	2,800,000
Long Island Power Authority Electric System VRDN RB Series 1428 (FGIC) (Morgan Stanley) (A-1)(a)
5,000,000	3.76	10/05/2006	5,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1A (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
4,500,000	3.75	10/04/2006	4,500,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3B (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
1,200,000	3.78	10/02/2006	1,200,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Series 1385 (MBIA)(Morgan Stanley) (A-1)(a)
4,650,000	3.76	10/05/2006	4,650,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2303 (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.78	10/05/2006	5,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002-6023 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.78	10/05/2006	5,000,000
Metropolitan Transportation Authority VRDN RB Merlots Series B26 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)(a)
2,000,000	3.77	10/04/2006	2,000,000
Metropolitan Transportation Authority VRDN RB Subseries 2005 G-2 (BNP Paribas LOC)(A-1+/VMIG1)
3,150,000	3.77	10/02/2006	3,150,000
Municipal Assistance Corp. for the City of New York Series 1996 G (AAA/Aaa)
2,000,000	6.00	07/01/2007	2,036,559

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
Municipal Assistance Corp. for the City of New York Series 1997 H (AAA/Aaa)
$1,500,000	6.25%	07/01/2007	$1,527,617
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (JP Morgan Chase & Co. SPA) (A-1+)
1,000,000	3.87	10/02/2006	1,000,000
New York City Civic Facility IDA VRDN RB for Ethical Culture School Project Series 2005 A (XLCA) (Dexia Credit Local SPA) (A-1+)
4,165,000	3.74	10/05/2006	4,165,000
New York City GO VRDN Putters Series 2006-1341 (MBIA-IBC) (JP Morgan Chase & Co. LOC)(A-1+)(a)
1,825,000	3.78	10/05/2006	1,825,000
New York City GO VRDN ROC II-R-22 Series 2000 (FGIC) (Citibank N.A. SPA)(A-1+)(a)
4,000,000	3.77	10/05/2006	4,000,000
New York City GO VRDN Series 2004 H-7 (KBC Bank NV LOC) (A-1/VMIG1)
5,000,000	3.80	10/02/2006	5,000,000
New York City GO VRDN Spears Series 2005-172 (CIFG) (Deutsche Bank AG LOC)(F1+)(a)
1,900,000	3.76	10/05/2006	1,900,000
New York City GO VRDN Subseries 1994 B5 (MBIA) (JP Morgan Chase & Co. SPA)(A-1+/VMIG1)
1,700,000	3.76	10/02/2006	1,700,000
New York City Housing Development Corporation MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
16,470,000	3.72	10/04/2006	16,470,000
New York City Municipal Water Finance Authority CP Series 5 (Westdeutsche Landesbank/Bayerische Landesbank SPA) (A-1+/P-1)
4,000,000	3.53	11/09/2006	4,000,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
3,000,000	3.61	10/12/2006	3,000,000
3,000,000	3.61	10/13/2006	3,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB for Municipal Securities Trust Receipts SGB 27 Series 1997 (FSA) (Societe Generale SPA)(A-1+)(a)
730,000	3.76	10/05/2006	730,000
New York City Transitional Finance Authority Eagle Trust VRDN Class A (Citibank N.A. SPA) (A-1+)(a)
3,890,000	3.78	10/05/2006	3,890,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 1D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1) (A-1+/VMIG1)(b)
95,000	3.87	10/02/2006	95,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3F(Royal Bank of Canada SPA) (A-1+/VMIG1)
2,500,000	3.87	10/02/2006	2,500,000
New York City Transitional Finance Authority VRDN RB Merlots Series 1999 B (Wachovia Bank N.A. SPA) (VMIG1)(a)
2,350,000	3.77	10/04/2006	2,350,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York City Transitional Finance Authority VRDN RB P-Floats-PT 2853 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
$5,295,000	3.77%	10/05/2006	$5,295,000
New York City Transitional Finance Authority VRDN RB Series 2002 2A (Dexia Credit Local LOC) (A-1+/VMIG1)
1,300,000	3.78	10/02/2006	1,300,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JP Morgan Chase & Co. SPA)(A-1+)
9,000,000	3.74	10/05/2006	9,000,000
New York City Trust Cultural Resources VRDN RB P-Floats-PA 1302 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
5,835,000	3.77	10/05/2006	5,835,000
New York Local Government Assistance Corp. VRDN RB for P-Floats-PT 3451 Series 2006 (MBIA-IBC) (Dexia Credit Local LOC) (F1+)(a)
5,265,000	3.76	10/05/2006	5,265,000
New York Local Government Assistance Corp. VRDN RB Refunding Series 2003 A-2 (AAA/Aa3)
1,500,000	5.00	04/01/2007	1,510,643
New York Local Government Assistance Corp. VRN RB Sub Lien Series 2003 8V (FSA) (JP Morgan Chase & Co. SPA) (A-1+)
1,060,000	3.75	10/04/2006	1,060,000
New York Prerefunded GO Bonds Series 1999 H (AA-/A1)
1,705,000	4.75	03/15/2007	1,714,517
New York Stars GO VRDN Series 2006-156 (BNP Paribas) (VMIG1)(a)
4,645,000	3.77	10/05/2006	4,645,000
New York State Dormitory Authority CP for Columbia University Series 2002 C (A-1+/VMIG1)
2,000,000	3.46	10/06/2006	2,000,000
New York State Dormitory Authority CP for Cornell University Series 2005 (A-1+/P-1)
4,155,000	3.50	11/08/2006	4,155,000
New York State Dormitory Authority RB Non State Supported Debt for Cornell University Series 2006 A (AA+/Aa1)
1,250,000	4.50	07/01/2007	1,257,264
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (JP Morgan Chase & Co. SPA)(A-1+/VMIG1)
9,830,000	3.87	10/02/2006	9,830,000
New York State Dormitory Authority VRDN RB for Eagle 20060025 Class A Series 2006 (Citibank N.A.)(A-1+)(a)
3,000,000	3.78	10/05/2006	3,000,000
New York State Dormitory Authority VRDN RB for P-Floats-PA 1196 Series 2003 (Merrill Lynch Capital Services SPA)(A-1)(a)
5,795,000	3.77	10/05/2006	5,795,000
New York State Dormitory Authority VRDN RB ROCS RR II R 4558 for Yeshiva University Series 2004 (AMBAC) (Citigroup Global Markets SPA) (VMIG1)(a)
2,480,000	3.77	10/05/2006	2,480,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 1424 (Morgan Stanley) (A-1)(a)
10,000,000	3.76	10/05/2006	10,000,000
New York State Energy Research & Development Authority VRDN RB for Con Edison Series A-2 (Wachovia Bank N.A. LOC)(A-1+/VMIG1)
4,800,000	3.75	10/04/2006	4,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
New York State Environmental CP Series 1997 A (Bayerische Landesbank/Landesbank Hessen-Thueringen LOC)(A-1+/VMIG1)
$3,000,000	3.52%	10/19/2006	$3,000,000
4,750,000	3.50	12/07/2006	4,750,000
4,000,000	3.52	01/18/2007	4,000,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Merlots Series 2004 B-20 (Wachovia Bank N.A. SPA) (A-1)(a)
5,380,000	3.77	10/04/2006	5,380,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking ROCS RR II R 7031 (Citigroup Financial Products) (VMIG1)(a)
4,795,000	3.77	10/05/2006	4,795,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (VMIG1)
2,000,000	3.70	10/04/2006	2,000,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Housing Authority Series 2004 A (Bank of New York LOC) (VMIG1)
14,400,000	3.75	10/04/2006	14,400,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (VMIG1)
13,425,000	3.75	10/04/2006	13,425,000
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
17,020,000	3.71	10/04/2006	17,020,000
New York State Housing Finance Agency VRDN RB for North End Avenue Housing Authority Series 2004 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
13,100,000	3.75	10/04/2006	13,100,000
New York State Power Authority CP Series 2 (Bank of Novia Scotia, JP Morgan Chase & Co., State Street Bank and Trust, Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank N.A. and Bank of New York SPA) (A-1/P-1)

5,000,000	3.51	10/06/2006	5,000,000
New York State Power Authority CP Series 8 (Bank of Novia Scotia, JP Morgan Chase & Co., State Street Bank and Trust, Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank N.A. and Bank of New York SPA)(A-1/VMIG1)

4,000,000	3.48	12/07/2006	4,000,000
New York State Thruway Authority VRDN RB P-Floats-PA 1328 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA)(VMIG1)(a)
8,750,000	3.77	10/05/2006	8,750,000
New York State Thruway Authority VRDN RB P-Floats-PT 2663 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA)(F1+)(a)
5,210,000	3.77	10/05/2006	5,210,000
New York State Thruway Authority VRDN RB P-Floats-PT 3216 Series 2005 (FSA) (Depfa Bank PLC SPA)(A-1+)(a)
1,315,000	3.76	10/05/2006	1,315,000
New York State Thruway Authority VRDN RB Series 2005 CL-A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
3,000,000	3.78	10/05/2006	3,000,000

ILA TAX-EXEMPT NEW YORK PORTFOLIO

Schedule of Investments (continued)

September 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
New York — (continued)
Oneida County IDA VRDN RB for Civic Facility-Hamilton College Series 2002 (MBIA) (Bank of New York SPA) (VMIG1)
$1,335,000	3.70%	10/04/2006	$1,335,000
Orange County GO VRDN Series 2005-885 (JP Morgan Chase & Co. SPA) (VMIG1)(a)
1,200,000	3.78	10/05/2006	1,200,000
Port Authority of New York & New Jersey CP Series 2005 B (Landesbank Hessen-Thueringen SPA) (A-1+/P-1)
5,130,000	3.50	12/06/2006	5,130,000
Port Jefferson Union Free School District TANS (MIG1)
3,250,000	4.50	06/29/2007	3,267,509
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Project Series 1997 A(A-1/VMIG1)
3,310,000	3.80	10/05/2006	3,310,000
Tompkins County IDA VRDN RB for Ithaca College Project Series 2004 (XCLA) (Bank of America SPA) (VMIG1)
4,000,000	3.71	10/05/2006	4,000,000
Tompkins County IDA VRDN RB for Ithaca College Project Series 2005 B (XCLA) (HSBC Bank N.A. SPA) (VMIG1)
3,000,000	3.71	10/05/2006	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Series 1426 (Morgan Stanley) (A-1)(a)
5,115,000	3.76	10/05/2006	5,115,000
Triborough Bridge & Tunnel Authority VRDN RB Series 1449 (Morgan Stanley) (F1+)(a)
3,150,000	3.76	10/05/2006	3,150,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2003 B (Dexia Credit Local SPA) (A-1+/VMIG1)
5,025,000	3.71	10/04/2006	5,025,000

Total Investments — 99.2%			$337,584,109

Other Assets in Excess of Liabilities — 0.8%			2,821,417

Net Assets — 100.0%			$340,405,526

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At September 30, 2006, these securities amounted to $132,280,000 or approximately 39.0% of net assets.

(b) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s / Moody’s Investors Service / Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

For information on the mutual funds, please call our toll-free Shareholders Service Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
CP	— Commercial Paper
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance — Insured Bond Certificates
MF Hsg.	— Multi-Family Housing
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

ILA PORTFOLIOS

Schedule of Investments (continued)

September 30, 2006

NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED)

Investment Valuation — Each Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

Forward Commitment Transactions — The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of the securities. Losses may arise due to changes in the market value or from the inability of counterparties to meet the terms of the transaction.

Portfolio Concentrations — As a result of the Tax-Exempt Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At September 30, 2006, the ILA Treasury Obligations Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $378,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN Amro, Inc.	$1,300,000,000	5.00%	10/02/2006	$1,300,541,667

Barclays Capital PLC	1,200,000,000	5.00	10/02/2006	1,200,500,000

Credit Suisse First Boston LLC	250,000,000	4.95	10/02/2006	250,103,125

Deutsche Bank Securities, Inc.	300,000,000	5.00	10/02/2006	300,125,000

Greenwich Capital Markets	250,000,000	5.00	10/02/2006	250,104,167

J.P. Morgan Securities, Inc.	493,400,000	5.00	10/02/2006	493,605,583

Merrill Lynch	250,000,000	5.00	10/02/2006	250,104,167

Morgan Stanley & Co.	500,000,000	5.00	10/02/2006	500,208,333

UBS Securities LLC	500,000,000	5.00	10/02/2006	500,208,333

TOTAL	$5,043,400,000			$5,045,500,375

At September 30, 2006, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 10/05/2006 to 03/29/2007; U.S. Treasury Bonds, 10.37% to 14.00%, due 11/15/2006 to 05/15/2016; U.S. Treasury Bonds Callable, 0.00%, due 1/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 08/15/2010 to 08/15/2015; U.S. Treasury Notes, 2.75% to 7.50%, due 10/15/2006 to 11/15/2015 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 4.88%, due 11/15/2006 to 05/15/2016. The aggregate market value of the collateral, including accrued interest, was $5,144,289,570.

ILA PORTFOLIOS

Schedule of Investments (continued)

September 30, 2006

NOTES TO THE SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

At September 30, 2006, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

ILA Prime Obligations	$132,000,000

ILA Money Market	87,000,000

ILA Government	57,400,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,500,000,000	5.37%	10/02/2006	$3,501,566,250

Barclays Capital, Inc.	3,500,000,000	5.37	10/02/2006	3,501,566,250

Bear Stearns	500,000,000	5.35	10/02/2006	500,222,917

Credit Suisse First Boston LLC	250,000,000	5.35	10/02/2006	250,111,458

Deutsche Bank Securities, Inc.	650,200,000	5.37	10/02/2006	650,490,965

Greenwich Capital Markets	300,000,000	5.37	10/02/2006	300,134,250

Morgan Stanley & Co.	1,550,000,000	5.36	10/02/2006	1,550,692,333

UBS Securities LLC	1,775,000,000	5.37	10/02/2006	1,775,794,312

UBS Securities LLC	275,000,000	5.40	10/02/2006	275,123,750

Wachovia Bank	250,000,000	5.37	10/02/2006	250,111,875

TOTAL	$12,550,200,000			$12,555,814,360

At September 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 6.63%, due 10/12/2006 to 05/18/2016; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 10/02/2006 to 10/01/2036; Federal National Mortgage Association, 0.00% to 11.50%, due 10/02/2006 to 10/01/2036; Government National Mortgage Association, 4.50% to 9.00%, due 04/15/2007 to 09/20/2036 and U.S. Treasury Bonds, 4.36% to 6.79% due 01/05/2007 to 06/15/2015. The aggregate market value of the collateral, including accrued interest, was $13,453,445,137.

Additional information regarding the Portfolios are available in the Portfolios’ most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 29, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.